Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2009	$ 6,798,390	$ 4,343	$ 365,672	$ 3,243,466	$ 3,111,530	$ (49,724)	$ 6,675,287	$ 123,103
Shares issued at Dec. 31, 2009		3,884,328	295,746,635
Proceeds from exercise of options and related tax effects	102,246	97	3,330	98,819			102,246
Shares from exercise of options and related tax effects		72,840	2,532,366
Compensation expense related to stock options	27,981			27,981			27,981
Dividends paid	(231,967)				(231,967)		(231,967)	0
Purchase (sale) of noncontrolling interests	11,032			(6,263)			(6,263)	17,295
Cash contributions from noncontrolling interests	(54,225)							(54,225)
Changes in fair value of noncontrolling interests	(24,222)			(24,222)			(24,222)
Comprehensive income (loss)
Net Income	1,036,557				978,517		978,517	58,040
Other comprehensive income (loss) - net	(141,881)					(144,321)	(144,321)	2,440
Total comprehensive income	894,676						834,196	60,480
Shareholders equity at Dec. 31, 2010	7,523,911	4,440	369,002	3,339,781	3,858,080	(194,045)	7,377,258	146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	(280,649)				(280,649)		(280,649)	0
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	(59,066)							(59,066)
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	8,061,017	4,452	371,649	3,362,633	4,648,585	(485,767)	7,901,552	159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	113,786	10	3,266	110,510			113,786
Shares from exercise of options and related tax effects		7,642	2,574,836
Compensation expense related to stock options	26,476			26,476			26,476
Dividends paid	(271,733)				(271,733)		(271,733)
Purchase (sale) of noncontrolling interests	59,787			(26,918)			(26,918)	86,705
Cash contributions from noncontrolling interests	(26,428)							(26,428)
Changes in fair value of noncontrolling interests	18,880			18,880			18,880
Comprehensive income (loss)
Net Income	1,232,259				1,186,809		1,186,809	45,450
Other comprehensive income (loss) - net	(6,784)					(6,346)	(6,346)	(438)
Total comprehensive income	1,225,475						1,180,463	45,012
Shareholders equity at Dec. 31, 2012	$ 9,207,260	$ 4,462	$ 374,915	$ 3,491,581	$ 5,563,661	$ (492,113)	$ 8,942,506	$ 264,754
Shares issued at Dec. 31, 2012		3,973,333	302,739,758